SUPPLEMENTAL INFORMATION WITH RESPECT TO CASH FLOWS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Information With Respect To Cash Flows
Interest amount paid	$ 2,876,084	$ 699,878	$ 95,735
Income taxes paid (refund)
Right of use asset current	288,753	42,000	174,352
Lease liabilities current	$ 288,753	$ 42,000	$ 174,351